Share-based compensation - Additional Information (Detail) - USD ($) $ in Thousands				1 Months Ended			12 Months Ended
	Dec. 01, 2014	Sep. 05, 2014	Jun. 11, 2014	Nov. 30, 2014	Apr. 30, 2014	Nov. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental share-based compensation to be recognized	$ 2,214
Share options cancelled	3,776,711						80,000	3,776,711
Common shares issued				10,000,000
Total fair value, share options vested							$ 6,297	$ 7,923
Unrecognized share-based compensation costs							$ 1,147	$ 1,462
Weighted-average vesting period expected to be recognized							4 years 11 days	2 years 10 months 2 days
Restricted shares expected to vest							1,008,645	9,642,307	20,701,286
Leading Advice Holdings Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares issued					14,195,412	9,073,732
Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted	1,505,787
Kingsoft Cloud Storage Business [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Business acquisition date							Sep. 05, 2014
Replacement award attributable to pre-combination service		$ 303
Replacement award attributable to post-combination service		$ 44
2010 share incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period, description							Stock options granted to employees and officers vest over a four-year schedule as stated below: (1) One-fourth of the options shall be vested upon the first anniversary of the grant date; (2) The remaining three quarters of the options shall be vested on monthly basis over the next thirty-six months. ( 1/48 of options shall be vested per month subsequently)
Number of shares available for grant							5,847,465
Extended maturity date of share options							Jun. 11, 2015
Lock-up period for shares from IPO closing date							6 months
Incremental share-based compensation to be recognized			$ 768
2010 share incentive plan [Member] | Employee and officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period							4 years
2010 share incentive plan [Member] | Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period							32 months
2010 share incentive plan [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated forfeiture rate							20.00%
2010 share incentive plan [Member] | Directors and advisers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated forfeiture rate
2010 share incentive plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted							80,000	1,505,787
2010 share incentive plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option term							7 years
Stock option vesting period	2 years
2010 share incentive plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option term							10 years
Stock option vesting period	4 years 6 months
Number of shares available for grant										26,822,828
2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock granted							7,987,435
Unrecognized compensation expense relating to the restricted shares							$ 13,866
2013 Plan [Member] | Non-employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares issued to non-employees							0
2013 Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant							9,073,732
Restricted stock granted								4,233,558
2013 Plan [Member] | Restricted shares [Member] | Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period							4 years
Stock option vesting period, description							one-fourth of the restricted shares shall be vested upon the first, second, third, and fourth anniversary of the grant date, respectively.
Restricted shares expected to vest							6,209,809
2013 Plan [Member] | Restricted shares [Member] | Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period							5 years
Stock option vesting period, description							one-fifth of the restricted shares shall be vested upon the first, second, third, fourth and fifth anniversary of the grant date, respectively.
Restricted shares expected to vest							1,037,894
2013 Plan [Member] | Restricted shares [Member] | Tranche Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period							3 years
Stock option vesting period, description							(i) One-fourth of the restricted shares shall vest on the earlier of (i) the first anniversary of the grant date, or (ii) upon a QIPO; and (ii) the remainder three quarters of the restricted shares shall vest in equal instalments on a monthly basis over a thirty-six month vesting period afterwards.
Restricted shares expected to vest							649,732
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant					14,195,412
Unrecognized compensation expense relating to the restricted shares							$ 9,683
2014 Plan [Member] | Non-employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares issued to non-employees							0
2014 Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock granted							3,890,500	3,896,500
2014 Plan [Member] | Restricted shares [Member] | Certain Officers and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock granted							6,620,500
2014 Plan [Member] | Restricted shares [Member] | Tranche One [Member] | Certain Officers and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period							5 years
Stock option vesting period, description
5,270,500 of these restricted shares will vest over a five-year schedule in which one-fifth of the restricted shares shall be vested upon the first, second, third, fourth and fifth anniversary of the grant date, respectively.

Restricted shares expected to vest							5,270,500
2014 Plan [Member] | Restricted shares [Member] | Tranche Two [Member] | Certain Officers and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period							4 years
Stock option vesting period, description
The remaining 1,350,000 restricted shares will vest over a four-year schedule in which one-fourth of the restricted shares shall be vested upon the first, second, third and fourth anniversary of the grant date, respectively.

Restricted shares expected to vest							1,350,000